Dividends Declared and Paid. (Details) - Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Patrimonio Autónomo Viva Malls [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	$ 104,623	$ 34,988
Dividends paid	81,621	48,799
Grupo Disco Uruguay S.A. [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	27,544	98,278
Dividends paid	31,108	87,528
Patrimonio Autónomo Viva Villavicencio [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	10,131	8,706
Dividends paid	9,334	8,491
Patrimonio Autónomo Centro Comercial [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	4,906	4,506
Dividends paid	4,827	4,371
Patrimonio Autónomo Centro Comercial Viva Barranquilla [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	2,830	1,860
Dividends paid	2,684	1,772
Patrimonio Autónomo Viva Laureles [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	2,687	2,138
Dividends paid	2,611	2,102
Éxito Viajes y Turismo S.A.S. [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	2,517	3,565
Dividends paid	2,517	3,565
Patrimonio Autónomo San Pedro Etapa I [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	1,796	1,403
Dividends paid	1,837	1,329
Patrimonio Autónomo Viva Sincelejo [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	1,476	1,364
Dividends paid	2,081	1,485
Patrimonio Autónomo Viva Palmas [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	768
Dividends paid	1,115
Total Dividends To Owners [Member]
Schedule of Dividends Declared and Paid to the Owners of Non-Controlling Interests [Line Items]
Dividends declared	159,278	156,808
Dividends paid	$ 139,735	$ 159,442